SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (PARENT COMPANY ONLY)	12 Months Ended
Dec. 31, 2014
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (PARENT COMPANY ONLY)
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (PARENT COMPANY ONLY)

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE

COOKING RESTAURANT CHAIN CO.,LTD

(PARENT COMPANY ONLY)

CONDENSED BALANCE SHEETS

	December 31,
	2013	2014
	(In thousands of RMB except share and per share amounts)
ASSETS
Cash and cash equivalents	33,090	31,676
Due from subsidiaries	2,391	3,364
Prepaid expenses and other current assets	653	1,917
Investment in subsidiaries	908,171	968,498
Total assets	944,305	1,005,455

LIABILITIES AND EQUITY
Due to subsidiaries	8,322	8,322
Prepaid subscription	153	12
Accrued expenses	3,373	2,958
Total liabilities	11,848	11,292

Equity:
Ordinary shares, par value $.001, 1,000,000,000 shares authorized, 106,296,674 and 107,352,416 shares issued and outstanding as of December 31, 2013 and 2014, respectively	756	763
Additional paid-in capital	743,219	766,837
Retained earnings	197,618	235,572
Accumulated other comprehensive loss	(9,136)	(9,009)
Total equity	932,457	994,163
Total liabilities and equity	944,305	1,005,455

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE

COOKING RESTAURANT CHAIN CO., LTD.

(PARENT COMPANY ONLY)

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	Year Ended December 31,
	2012	2013	2014
	(In thousands of RMB)

Operating costs and expenses	(19,505)	(18,991)	(23,052)
Loss from operations	(19,505)	(18,991)	(23,052)
Other income	472	956	673
Equity in earnings of subsidiaries	94,669	57,585	60,333
Net income attributable to Country Style Cooking Restaurant Chain Co., Ltd.	75,636	39,550	37,954

Other comprehensive loss, net of tax:
Foreign currency translation adjustments	(69)	(1,977)	127
Comprehensive income	75,567	37,573	38,081

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE

COOKING RESTAURANT CHAIN CO., LTD.

(PARENT COMPANY ONLY)

CONDENSED STATEMENTS OF CHANGES IN EQUITY

					Accumulated
			Additional		Other
	Ordinary Shares		Paid in	Retained	Comprehensive
	Shares	Amount	Capital	Earnings	Loss	Total Equity
	(In thousands of RMB except share and per share amounts)

Balance at January 1, 2012	103,844,239	741	702,995	82,432	(7,090)	779,078
Net loss	—	—	—	75,636	—	75,636
Issuance of ordinary shares upon exercise of options and vesting of restricted shares	560,592	4	946	—	—	950
Share-based compensation	—	—	15,700	—	—	15,700
Foreign currency translation adjustments	—	—	—	—	(69)	(69)
Balance at December 31, 2012	104,404,831	745	719,641	158,068	(7,159)	871,295
Net income	—	—	—	39,550	—	39,550
Issuance of ordinary shares upon exercise of options and vesting of restricted shares	1,891,843	11	7,684	—	—	7,695
Share-based compensation	—	—	15,894	—	—	15,894
Foreign currency translation adjustments	—	—	—	—	(1,977)	(1,977)
Balance at December 31, 2013	106,296,674	756	743,219	197,618	(9,136)	932,457
Net income	—	—	—	37,954	—	37,954
Issuance of ordinary shares upon exercise of options and vesting of restricted shares	1,055,742	7	2,933	—	—	2,940
Share-based compensation	—	—	20,685	—	—	20,685
Foreign currency translation adjustments	—	—	—	—	127	127
Balance at December 31, 2014	107,352,416	763	766,837	235,572	(9,009)	994,163

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE

COOKING RESTAURANT CHAIN CO., LTD.

(PARENT COMPANY ONLY)

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2012	2013	2014
	(In thousands of RMB)
Cash flows from operating activities:
Net income attributable to Country Style Cooking Restaurant Chain Co., Ltd.	75,636	39,550	37,954
Equity in earnings of subsidiaries	(94,669)	(57,585)	(60,333)
Adjustments to reconcile net income(loss) to net cash used in operating activities:
Share-based compensation	15,700	15,894	20,685
Decrease (Increase) in due from subsidiaries	(1,477)	(953)	(973)
Increase (Decrease) in due to subsidiaries	(46)	(46)	—
Decrease in prepaid expenses and other current assets	697	1,221	(1,264)
Increase (Decrease) in accrued liabilities	(1,368)	(1,929)	(415)
Net cash provided by (used in) operating activities	(5,527)	(3,848)	(4,346)

Cash flows from investing activities:
Net cash used in investing activities	—	—	—

Cash flows from financing activities:
Proceeds from early exercise of employee stock options	693	7,467	2,796
Ordinary share issuance costs	—	—	—
Net cash provided by financing activities	693	7,467	2,796

Effect of exchange rate change	388	1,300	136
Net increase (decrease) in cash and cash equivalents	(4,446)	4,919	(1,414)
Cash and cash equivalents, beginning of year	32,617	28,171	33,090
Cash and cash equivalents, end of year	28,171	33,090	31,676

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12004(a) and 50040(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.